Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Retailing Portfolio
May 31, 2022
RET-NPRT1-0722
1.802188.118
Common Stocks - 96.3%
	Shares	Value ($)
Food & Staples Retailing - 1.2%
Hypermarkets & Super Centers - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	630,640	36,495,137
Hotels, Restaurants & Leisure - 0.5%
Casinos & Gaming - 0.5%
Caesars Entertainment, Inc. (a)	298,400	14,970,728
Interactive Media & Services - 0.8%
Interactive Media & Services - 0.8%
Alphabet, Inc. Class A (a)	10,400	23,662,496
Internet & Direct Marketing Retail - 29.2%
Internet & Direct Marketing Retail - 29.2%
Amazon.com, Inc. (a)	284,330	683,583,344
eBay, Inc.	2,535,000	123,378,450
Etsy, Inc. (a)	123,460	10,015,075
Farfetch Ltd. Class A (a)(b)	1,678,700	15,057,939
MercadoLibre, Inc. (a)	29,500	23,183,460
The RealReal, Inc. (a)(b)	2,040,833	6,693,932
thredUP, Inc. (a)(b)	677,862	2,833,463
Wayfair LLC Class A (a)	37,600	2,233,064
		866,978,727
Multiline Retail - 20.7%
Department Stores - 1.9%
Nordstrom, Inc. (b)	2,194,400	57,997,992
General Merchandise Stores - 18.8%
Dollar General Corp.	634,400	139,783,696
Dollar Tree, Inc. (a)	855,200	137,114,216
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	1,082,559	50,847,796
Target Corp.	1,426,800	230,970,384
		558,716,092
TOTAL MULTILINE RETAIL		616,714,084
Specialty Retail - 37.6%
Apparel Retail - 9.2%
American Eagle Outfitters, Inc. (b)	1,806,800	21,880,348
Aritzia, Inc. (a)	683,400	19,947,921
Burlington Stores, Inc. (a)	427,594	71,964,070
Ross Stores, Inc.	1,010,500	85,912,710
TJX Companies, Inc.	782,200	49,724,454
Victoria's Secret & Co. (a)(b)	555,033	22,872,910
		272,302,413
Home Improvement Retail - 22.0%
Floor & Decor Holdings, Inc. Class A (a)(b)	1,046,737	78,965,839
Lowe's Companies, Inc.	1,272,900	248,597,370
The Home Depot, Inc.	1,083,700	328,090,175
		655,653,384
Specialty Stores - 6.4%
Bath & Body Works, Inc. (b)	971,200	39,838,624
Dick's Sporting Goods, Inc.	29,600	2,404,408
Five Below, Inc. (a)(b)	752,100	98,216,739
Ulta Beauty, Inc. (a)	120,900	51,152,790
		191,612,561
TOTAL SPECIALTY RETAIL		1,119,568,358
Textiles, Apparel & Luxury Goods - 6.3%
Apparel, Accessories & Luxury Goods - 5.6%
Canada Goose Holdings, Inc. (a)	278,600	5,594,687
Capri Holdings Ltd. (a)	1,340,700	65,345,718
lululemon athletica, Inc. (a)	80,957	23,695,304
PVH Corp.	401,900	28,482,653
Tapestry, Inc.	1,250,900	43,156,050
		166,274,412
Footwear - 0.7%
Deckers Outdoor Corp. (a)	81,500	21,887,640
TOTAL TEXTILES, APPAREL & LUXURY GOODS		188,162,052
TOTAL COMMON STOCKS (Cost $1,715,598,980)		2,866,551,582

Money Market Funds - 7.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c)	14,401,469	14,404,349
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	210,809,899	210,830,980
TOTAL MONEY MARKET FUNDS (Cost $225,235,329)		225,235,329

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $1,940,834,309)	3,091,786,911
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(116,936,403)
NET ASSETS - 100.0%	2,974,850,508

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	-	91,946,553	77,542,204	3,843	-	-	14,404,349	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	262,083,095	439,557,428	490,809,543	44,742	-	-	210,830,980	0.6%
Total	262,083,095	531,503,981	568,351,747	48,585	-	-	225,235,329

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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